Stock-Based Compensation (Schedule Of Stock Option Activity) (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Stock-Based Compensation [Abstract]
Number of shares, Outstanding at beginning of year	4,888,206	1,948,000	3,060,000
Number of shares, Granted	2,521,000	4,033,046	308,000
Number of shares, Exercised	(522,297)
Number of shares, Expired	(592,354)	(595,840)	(1,262,000)
Number of shares, Forfeited	(589,856)	(497,000)	(158,000)
Number of shares, Outstanding at end of year	5,704,699	4,888,206	1,948,000
Number of shares, Exercisable at end of year	3,222,699	3,585,206	1,640,000
Weighted average exercise price
Weighted average exercise price, Outstanding at beginning of year	¥ 1,616	¥ 3,392	¥ 4,647
Weighted average exercise price, Granted	¥ 1,207	¥ 1,399	¥ 2,089
Weighted average exercise price, Exercised	¥ 880
Weighted average exercise price, Expired	¥ 2,590	¥ 5,302	¥ 5,881
Weighted average exercise price, Forfeited	¥ 1,461	¥ 2,396	¥ 5,287
Weighted average exercise price, Outstanding at end of year	¥ 1,418	¥ 1,616	¥ 3,392
Weighted average exercise price, Exercisable at end of year	¥ 1,580	¥ 1,648	¥ 3,636